SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Stock Option Activity
A summary of stock option activity is as follows:

		Weighted average
	Number of options	exercise price

Options outstanding as of January 1, 2017*	3,930,974	1.41
Exercised	(3,223,569)	0.56

Options outstanding as of December 31, 2017	707,405	1.02

Options exercisable as of December 31, 2017	707,405	1.02

*
The Company declared a special cash dividend of $1.5 per share on April 19, 2017. The per share exercise price of all options outstanding was reduced by $1.5, provided that the per share exercise price after adjustment shall not be less than $0.01. The weighted average exercise price as of January 1, 2017 and exercise price of 1,332,667 options exercised in the year ended December 31, 2017 was the exercise price prior to such reduction.

Share Options Outstanding
The following table summarizes information with respect to share options outstanding at December 31, 2017:

				Weighted-average
	Weighted-average	Number	Number	remaining
	exercise price	outstanding	exercisable	contractual life

Scheme V	0.83	229,468	229,468	0.76 years
Scheme VI	2.03	260,554	260,554	1.42 years
Scheme X	0.01	174,529	174,529	3.38 years
Scheme XII	0.01	35,875	35,875	3.89 years
Scheme XIII	0.01	6,979	6,979	5.02 years

		707,405	707,405

Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Summary of Stock Option Activity
The following table summarizes the Cyber Cloud’s share option activities with employees:

		Weighted average
	Number of options	exercise price

Options outstanding as of January 1, 2017*	992,000	0.16
Granted	323,028	1.35
Forfeited	(52,656)	1.35

Options outstanding as of December 31, 2017	1,262,372	1.35

Options vested and expected to vest as of December 31, 2017	1,258,877	1.35

Options exercisable as of December 31, 2017	1,085,405	1.35

*	The per share exercise price of all options outstanding was modified from RMB1 to RMB9.259. The weighted average exercise price as of January 1, 2017 was the exercise price prior to such modification.

Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date
Management used Binomial model to estimate the fair value of the following options granted in the years ended December 31, 2015 and 2017 on their respective grant date with the following assumptions:

	Expected	Risk-free	Expected	Expected
	volatility range	interest rate	life	dividends

Options granted under 2015 Stock Incentive Plan	51.00%	1.87%	10 years	-
Options granted under 2017 Stock Incentive Plan	51.00%	3.40%	10 years	-